UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2015 (Unaudited)

Advantus Short Duration Bond Fund

	Par	Value
CORPORATE BONDS - 52.6%
Airlines - 3.9%
Continental Airlines
Series B, Class B
6.000%, 01/12/2019	$106,046	$112,409
Delta Airlines
Series B
6.875%, 05/07/2019	293,917	321,840
Northwest Airlines
Series 02-1
6.264%, 05/20/2023	137,612	146,378
UAL
Series 09-1
10.400%, 05/01/2018	438,672	482,540
Series 09-2
9.750%, 07/15/2018	474,878	518,803
		1,581,970
Automotive - 5.9%
Dana Holding
6.750%, 02/15/2021	500,000	531,250
Ford Motor Credit
1.461%, 03/27/2017	500,000	500,202
2.145%, 01/09/2018	400,000	404,332
General Motors Financial
4.750%, 08/15/2017	400,000	423,077
Tenneco
6.875%, 12/15/2020	500,000	530,000
		2,388,861
Banks - 10.9%
Astoria Financial
5.000%, 06/19/2017	500,000	528,333
Bank of America
Series BKNT
5.300%, 03/15/2017	500,000	532,356
Capital One
Series BKNT
0.959%, 02/05/2018 (b)	500,000	502,018
Citigroup
1.800%, 02/05/2018	500,000	500,424
Credit Suisse New York
1.750%, 01/29/2018	500,000	500,422
KeyBank National Association
0.803%, 06/01/2018 (b)	500,000	500,222
Lloyds Bank
0.791%, 03/16/2018 (b)	500,000	500,893
Santander Bank
2.000%, 01/12/2018	350,000	351,634
The Goldman Sachs Group
0.954%, 05/22/2017 (b)	500,000	500,328
		4,416,630

Diversified Financial Services - 5.0%
Ally Financial
3.250%, 02/13/2018	500,000	499,375
Cantor Fitzgerald
6.375%, 06/26/2015 (a)(c)	500,000	501,836
NYSE Euronext Holdings
2.000%, 10/05/2017	500,000	506,378
UBS AG of Stamford, Connecticut
0.843%, 06/01/2017 (b)	500,000	500,345
		2,007,934
Food - 0.7%
ConAgra Foods
1.900%, 01/25/2018	270,000	270,261
Health Care - 1.2%
Zimmer Holdings
1.450%, 04/01/2017	500,000	501,815
Industrial - 1.2%
United Technologies
1.778%, 05/04/2018	500,000	503,425
Insurance - 3.0%
Symetra Financial
6.125%, 04/01/2016 (a)(c)	655,000	676,975
Unum Group
7.125%, 09/30/2016	500,000	537,839
		1,214,814
Pharmaceuticals - 1.9%
AbbVie
1.800%, 05/14/2018	500,000	500,971
Actavis Funding SCS
1.348%, 03/12/2018 (b)	275,000	278,120
		779,091
Pipelines - 8.1%
Chesapeake Midstream Partners
6.125%, 07/15/2022	500,000	538,332
Columbia Pipeline Group
2.450%, 06/01/2018 (a)	300,000	302,976
Enterprise Products Operating
7.034%, 01/15/2068 (b)	400,000	433,000
Kinder Morgan
7.000%, 06/15/2017	250,000	273,978
NuStar Logistics
8.150%, 04/15/2018	400,000	450,252
Regency Energy Partners
6.500%, 07/15/2021	500,000	537,050
TransCanada
1.875%, 01/12/2018	500,000	505,596
Williams Partners
7.250%, 02/01/2017	250,000	272,869
		3,314,053

Real Estate Investment Trusts - 3.1%
ARC Properties Operating Partnership
2.000%, 02/06/2017	500,000	489,999
Select Income REIT
2.850%, 02/01/2018	430,000	436,307
Ventas Realty
1.250%, 04/17/2017	350,000	349,979
		1,276,285
Retail - 1.3%
Dollar General
4.125%, 07/15/2017	500,000	524,209
Utilities - 6.4%
Dayton Power & Light
1.875%, 09/15/2016	300,000	302,979
Eversource Energy
1.600%, 01/15/2018	500,000	502,918
NextEra Energy Capital Holding
1.586%, 06/01/2017	300,000	301,370
San Diego Gas & Electric
Series PPP
1.914%, 02/01/2022	500,000	503,071
Southern California Edison
1.845%, 02/01/2022	500,000	501,232
TECO Finance
0.871%, 04/10/2018 (b)	500,000	502,746
		2,614,316
Total Corporate Bonds
(Cost $21,301,667)		21,393,664

ASSET BACKED SECURITIES - 30.3%
Automotive - 17.9%
Bank of America Auto Trust
Series 2012-1, Class D
2.990%, 03/15/2019	490,000	496,767
Carmax Auto Owner Trust
Series 2012-3, Class C
1.500%, 08/15/2018	500,000	503,585
Series 2012-3, Class D
2.290%, 04/15/2019	120,000	121,648
Series 2013-1, Class C
1.540%, 12/15/2018	500,000	503,288
Series 2013-4, Class B
1.710%, 07/15/2019	320,000	319,952
Series 2014-1, Class D
2.430%, 08/17/2020	340,000	338,935
Series 2014-3, Class C
2.290%, 06/15/2020	230,000	232,064
Ford Credit Auto Owner Trust
Series 2012-A, Class D
2.940%, 07/15/2018	270,000	275,583
Series 2012-C, Class D
2.430%, 01/15/2019	405,000	411,188

Series 2013-C, Class D
2.500%, 01/15/2020	550,000	561,263
Series 2013-D, Class A4
1.110%, 02/15/2019	100,000	100,044
Series 2013-D, Class C
1.720%, 07/15/2019	490,000	496,381
Harley-Davidson Motorcycle Trust
Series 2013-1, Class A4
0.870%, 07/15/2019	200,000	200,169
Honda Auto Receivables Owner Trust
Series 2015-1, Class A3
1.050%, 10/15/2018	500,000	500,899
Huntington Auto Trust
Series 2012-1, Class B
1.710%, 08/15/2017	180,000	181,038
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.610%, 05/15/2018	101,000	102,302
Series 2013-A, Class B
1.130%, 09/17/2018	210,000	210,304
Series 2013-B, Class C
1.710%, 02/15/2019	108,000	107,849
Series 2013-C, Class B
2.100%, 03/15/2019	410,000	417,393
Series 2013-B, Class D
2.480%, 09/16/2019	100,000	101,478
Toyota Auto Receivables Owner Trust
Series 2013-B, Class A4
1.460%, 01/15/2019	150,000	151,296
USAA Auto Owner Trust
Series 2014-1, Class B
1.340%, 08/17/2020	500,000	500,154
Volvo Financial Equipment
Series 2013-1A, Class C
1.620%, 08/17/2020 (a)(c)	200,000	200,659
World Omni Auto Receivable Trust
Series 2012-B, Class B
1.060%, 09/16/2019	90,000	90,084
Series 2013-B, Class B
1.720%, 08/17/2020	145,000	145,632
		7,269,955
Credit Cards - 1.5%
Chase Issuance Trust
Series 2014-A7, Class A
1.380%, 11/15/2019	100,000	100,431
Citibank Credit Card Issuance Trust
Series 2014-A4, Class A4
1.230%, 04/24/2019	500,000	501,573
602,004

Industrial - 8.0%
CNH Equipment Trust
Series 2014-C, Class A3
1.050%, 11/15/2019	485,000	485,259
Series 2013-A, Class A4
1.010%, 02/18/2020	265,000	265,279
Series 2014-B, Class B
1.930%, 11/15/2021	430,000	431,213
GE Equipment Transportation
Series 2012-2, Class C
1.310%, 09/24/2020	100,000	100,495
Series 2013-1, Class C
1.540%, 03/24/2021	200,000	200,923
Series 2013-2, Class B
1.820%, 10/25/2021	500,000	504,396
Series 2014-1, Class A4
1.480%, 08/23/2022	485,000	487,179
Kubota Credit Owner Trust
Series 2015-1A, Class A3
1.540%, 03/15/2019 (a)	500,000	501,398
Longtrain Leasing III
Series 2015-1A, Class A1
2.980%, 01/15/2045 (a)(c)	260,712	261,709
		3,237,851
Manufactured Housing - 0.9%
Credit Suisse First Boston
Series 2002-MH3, Class A
6.700%, 12/25/2031	358,814	383,315
Student Loans - 2.0%
Social Professional Loan Program
Series 2014-B, Class A1
1.435%, 08/25/2032 (a)(b)(c)	262,744	264,379
Series 2014-B, Class A2
2.550%, 08/27/2029 (a)(c)	84,269	85,203
Series 2015-A, Class A1
1.381%, 03/25/2033 (a)(b)(c)	467,130	467,597
		817,179
Total Asset Backed Securities
(Cost $12,258,726)		12,310,304

MORTGAGE BACKED SECURITIES - 8.6%
Commercial - 6.5%
CD Commercial Mortage Trust
Series 2007-CD4, Class WFC3
5.693%, 12/11/2049 (a)(b)	600,000	628,492
COMM Mortgage Trust
Series 2012-9W57, Class A
2.365%, 02/10/2029 (a)	500,000	510,304
Credit Suisse Mortgage Trust
Series 2014-ICE, Class B
1.386%, 04/15/2027 (a)	500,000	498,400
Series 2014-ICE, Class C
1.736%, 04/15/2027 (a)	500,000	498,437
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.336%, 08/14/2031 (a)(b)	500,000	501,153
		2,636,786
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corporation
Series 14-HQ2, Class M2
2.385%, 09/25/2024 (b)	500,000	504,487
Federal National Mortgage Association
Series 14-C02, Class 2M1
1.135%, 05/28/2024 (b)	381,769	379,900
		884,387
Total Mortgage Backed Securities
(Cost $3,507,924)		3,521,173

U.S. GOVERNMENT SECURITIES - 5.9%
U.S. Treasury Bonds - 5.9%
0.500%, 06/30/2016 (d)	100,000	100,172
3.250%, 07/31/2016	475,000	490,883
0.375%, 10/31/2016	500,000	499,492
0.500%, 01/31/2017	275,000	274,957
0.750%, 03/15/2017	800,000	803,062
0.625%, 08/31/2017	220,000	219,639
Total U.S. Government Securities
(Cost $2,384,024)		2,388,205

	Shares
PREFERRED STOCK - 1.3%
Technology - 1.3%
Pitney Bowes International Holdings, Series F, 6.125% (a)(c)
(Cost $531,250)	500	520,625

SHORT-TERM INVESTMENT - 3.2%
First American Government Obligations, Class Z, 0.01% (b)
(Cost $1,311,838)	1,311,838	1,311,838

Total Investments - 101.9%
(Cost $41,295,429)		41,445,809
Other Assets and Liabilities, Net - (1.9)%		(774,763)
Total Net Assets - 100.0%		$40,671,046

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2015, the market value of these investments were $6,420,143, or 15.8% of total net assets.

(b)	Variable rate security - The rate shown is the rate in effect as of May 31, 2015.
(c)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy.

Security	Par/Shares	Dates Acquired	Cost Basis
Cantor Fitzgerald	$500,000	3/2015	$501,683
Longtrain Leasing III	260,712	1/2015	260,696
Series 2015-1A, Class A1
Pitney Bowes International Holdings	500	2/2015	531,250
Series F
Social Professional Loan Program	$262,744	1/2015	263,354
Series 2014-B, Class A1
Social Professional Loan Program	84,269	4/2015	85,090
Series 2014-B, Class A2
Social Professional Loan Program	467,130	1/2015	467,130
Series 2015-A, Class A1
Symetra Financial	655,000	1/2015	678,293
Volvo Financial Equipment	200,000	1/2015	200,684
Series 2013-1A, Class C

(d)	All or a portion of this security has been deposited as initial margin on open futures contracts.

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation/ Depreciation
U.S. Treasury 2 Year Note Futures	9	$1,969,734	September 2015	$1,950
U.S. Treasury 5 Year Note Futures	(16)	(1,915,625)	September 2015	(6,034)
				$(4,084)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$21,393,664	$-	$21,393,664
Asset Backed Securities	-	12,310,304	-	12,310,304
Mortgage Backed Securities	-	3,521,173	-	3,521,173
U.S. Government Securities	-	2,388,205	-	2,388,205
Short-Term Investment	1,311,838	-	-	1,311,838
Preferred Stock	-	520,625	-	520,625
Total Investments in securities	$1,311,838	$40,133,971	$-	$41,445,809

As of May 31, 2015, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$(4,084)	$-	$-	$(4,084)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2015, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2015 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$1,950	Net Assets - unrealized depreciation on futures contracts	$(6,034)
Total		$1,950		$(6,034)
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments May 31, 2015 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Value
REIT COMMON STOCKS - 46.7%
Apartments - 1.8%
Education Realty Trust	5,409	$178,173
Mid-America Apartment Communities	17,600	1,344,464
		1,522,637
Health Care - 13.0%
BioMed Realty Trust	13,900	283,421
Health Care REIT	19,500	1,370,070
Healthcare Trust of America, Class A	51,400	1,274,206
LTC Properties	35,000	1,473,150
National Health Investors	8,780	580,709
OMEGA Healthcare Investors	47,059	1,695,536
Physicians Realty Trust	121,815	1,956,349
Sabra Health Care REIT	41,900	1,110,350
Ventas	14,200	944,584
		10,688,375
Hotels - 5.4%
Chatham Lodging Trust	13,249	370,177
Chesapeake Lodging Trust	20,591	639,762
Hersha Hospitality Trust	25,500	162,180
Hospitality Properties Trust	55,900	1,687,621
LaSalle Hotel Properties	25,300	922,438
RLJ Lodging Trust	20,600	622,738
		4,404,916
Industrial - 3.4%
EastGroup Properties	4,900	272,587
STAG Industrial	117,900	2,511,270
		2,783,857
Manufactured Homes - 0.5%
Sun Communities	6,700	422,837
Mortgage - 5.3%
Blackstone Mortgage Trust, Class A	19,400	586,268
Colony Financial	60,049	1,540,857
Starwood Property Trust	72,000	1,720,080
Two Harbors Investment	43,200	461,808
		4,309,013
Net Lease - 10.5%
Agree Realty	50,504	1,530,776
Easterly Government Properties	45,000	698,850
EPR Properties	36,415	2,100,053
Select Income REIT	73,300	1,718,152
Spirit Realty Capital	154,320	1,665,113
STORE Capital	44,100	919,926
		8,632,870
Office - 1.4%
Columbia Property Trust	20,700	538,200
DuPont Fabros Technology	13,784	444,396
Parkway Properties	9,400	161,586
		1,144,182
Retail - 4.5%
CBL & Associates Properties	27,900	492,435
Excel Trust	3,099	49,243
Kite Realty Group Trust	29,375	794,594
Ramco-Gershenson Properties Trust	37,400	644,028
Retail Opportunity Investments	7,300	119,209
Weingarten Realty Investors	8,400	283,332
WP GLIMCHER	94,200	1,325,394
		3,708,235
Specialty - 0.9%
CatchMark Timber Trust, Class A	49,600	590,240
Plum Creek Timber Company	3,900	160,914
		751,154

Total REIT Common Stocks
(Cost $35,221,740)		38,368,076

OTHER COMMON STOCKS - 20.7%
Energy - 3.1%
ConocoPhillips	8,442	537,587
Kinder Morgan	39,097	1,622,134
Tallgrass Energy GP (a)	10,700	342,935
		2,502,656
Infrastructure - 6.7%
Brookfield Infrastructure Partners (b)	22,300	964,475
Fortess Transportation and Infrastructure Investors (a)	38,000	642,200
Macquarie Infrastructure Company	46,000	3,893,440
		5,500,115
Telecommunications - 2.0%
AT&T	7,825	270,276
CenturyLink	15,664	520,671
Frontier Communications	86,300	444,445
Verizon Communications	9,000	444,960
		1,680,352
Utilities - 8.9%
Abengoa Yield (b)	14,400	553,536
CenterPoint Energy	35,700	727,209
Dominion Resources	5,070	357,537
Duke Energy	12,200	923,906
Pattern Energy Group	29,935	851,351
Pinnacle West Capital	11,700	712,764
PPL	42,018	1,458,445
TECO Energy	88,400	1,666,340
TerraForm Power, Class A	900	36,117
		7,287,205
Total Other Common Stocks
(Cost $15,285,076)		16,970,328

MASTER LIMITED PARTNERSHIPS - 12.4%
Energy - 12.4%
Antero Midstream Partners	17,900	510,150
Buckeye Partners	24,600	1,902,318
Columbia Pipeline Partners	45,900	1,241,595
Energy Transfer Partners	24,304	1,366,614
Enterprise Products Partners	36,284	1,176,327
Enviva Partners (a)	21,100	429,596
MarkWest Energy Partners	22,000	1,421,860
Plains All American Pipeline	35,968	1,688,697
Sprague Resources	17,648	488,850
Total Master Limited Partnerships
(Cost $8,986,015)		10,226,007

REIT PREFERRED STOCKS - 11.1%
Hotels - 1.8%
Hospitality Properties Trust, Series D, 7.125%	5,300	139,178
LaSalle Hotel Properties, Series I, 6.375%	29,200	747,520
Pebblebrook Hotel Trust, Series A, 7.875%	7,276	188,303
Summit Hotel Properties, Series C, 7.125%	14,200	378,288
		1,453,289
Manufactured Homes - 0.5%
Equity LifeStyle Properties, Series C, 6.750%	16,500	437,580
Office - 2.3%
Digital Realty Trust, Series E, 7.000%	16,100	415,702
Kilroy Realty, Series H, 6.375%	14,400	367,200
PS Business Parks, Series S, 6.450%	25,100	650,592
PS Business Parks, Series U, 5.750%	17,100	419,463
		1,852,957

Retail - 6.5%
CBL & Associates Properties, Series E, 6.625%	34,400	858,280
Colony Capital, 7.125%	35,000	844,550
DDR, Series J, 6.500%	26,500	676,545
Kimco Realty, Series K, 5.625%	13,000	319,150
National Retail Properties, Series D, 6.625%	16,300	423,800
National Retail Properties, Series E, 5.700%	35,500	864,425
Realty Income, Series F, 6.625%	2,826	74,182
Saul Centers, Series C, 6.875%	14,600	379,308
Taubman Centers, Series J, 6.500%	20,400	533,460
Urstadt Biddle Properties, Series F, 7.125%	10,500	272,895
Urstadt Biddle Properties, Series G, 6.750%	4,100	107,256
		5,353,851
Total REIT Preferred Stocks
(Cost $8,806,338)		9,097,677

U.S. GOVERNMENT SECURITIES - 7.1%
U.S. Treasury Bonds - 7.1%	Par
0.125%, 04/15/2018 (c)	$510,725	520,142
1.250%, 07/15/2020 (c)	541,345	583,384
1.125%, 01/15/2021 (c)	539,695	575,324
0.625%, 07/15/2021 (c)	523,815	545,422
0.125%, 07/15/2022 (c)	513,385	515,470
0.125%, 01/15/2023 (c)	409,180	407,486
0.375%, 07/15/2023 (c)	507,305	515,271
2.375%, 01/15/2025 (c)	626,320	750,948
3.875%, 04/15/2029 (c)	718,155	1,039,361
2.125%, 02/15/2040 (c)	273,110	349,282
Total U.S. Government Securities
(Cost $5,955,112)		5,802,090

CORPORATE BONDS - 1.3%
Consumer Discretionary - 0.7%
DIRECTV Holdings
4.450%, 04/01/2024	500,000	525,775
Energy - 0.6%
Enlink Midstream Partners
4.400%, 04/01/2024	500,000	513,784
Total Corporate Bonds
(Cost $1,059,103)		1,039,559

EXCHANGE TRADED FUND - 0.2%
PowerShares DB Commodity Index Tracking Fund (a)	Shares
(Cost $235,696)	8,900	157,619

SHORT-TERM INVESTMENT - 0.3%
First American Government Obligations, Class Z, 0.01% (d)
(Cost $270,552)	270,552	270,552

Total Investments - 99.8%
(Cost $75,819,632)		81,931,908
Other Assets and Liabilities, Net - 0.2%		209,324
Total Net Assets - 100.0%		$82,141,232

(a)	Non-income producing security.
(b)	The Portfolio had 1.8% of net assets in foreign securities at May 31, 2015.
(c)	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(d)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2015.

REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$38,368,076	$-	$-	$38,368,076
Other Common Stocks	16,970,328	-	-	16,970,328
Master Limited Partnerships	10,226,007	-	-	10,226,007
REIT Preferred Stocks	8,990,421	107,256	-	9,097,677
U.S. Government Securities	-	5,802,090	-	5,802,090
Corporate Bonds	-	1,039,559	-	1,039,559
Exchange Traded Fund	157,619	-	-	157,619
Short-Term Investment	270,552	-	-	270,552
Total Investments	$74,983,003	$6,948,905	$-	$81,931,908

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

	Advantus Strategic Dividend Income Fund	Advantus Short Duration Bond Fund
Cost of investments	$75,819,632	$41,295,429
Gross unrealized appreciation	7,857,579	173,115
Gross unrealized depreciation	(1,745,303)	(22,735)
Net unrealized appreciation	$6,112,276	$150,380

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date    July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date    July 28, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date    July 28, 2015